Compensation Receivable for Consumption Tax, Net - Schedule of Compensation Receivable for Consumption Tax, Net (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Compensation Receivable for Consumption Tax, Net [Abstract]
Compensation receivable for consumption tax	$ 9,455,836	$ 9,311,718
Less: allowance for credit losses	(94,544)	(93,103)
Subtotal	9,361,292	9,218,615
Less: compensation receivable for consumption tax, current, net	(7,289,882)	(7,178,775)
Compensation receivable for consumption tax, non-current, net	$ 2,071,410	$ 2,039,840